Document and Entity Information	Feb. 15, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 15, 2023
Entity Registrant Name	SEAGEN INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-32405
Entity Tax Identification Number	91-1874389
Entity Address, Address Line One	21823 30th Drive SE
Entity Address, City or Town	Bothell
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98021
City Area Code	425
Local Phone Number	527-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	SGEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001060736